Collateralized Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Collateralized Transactions

7. Collateralized Transactions

The Company is permitted to sell or repledge securities received as collateral and use these securities to secure repurchase agreements, enter into securities lending transactions or deliver these securities to counterparties or clearing organizations to cover short positions. At June 30, 2015 and December 31, 2014, substantially all of the securities received as collateral have been repledged. Amounts relating to collateralized transactions at June 30, 2015 and December 31, 2014 are summarized as follows:

	June 30,	December 31,
(In thousands)	2015	2014
Securities received as collateral:
Securities borrowed	$652,620	$470,553
Securities purchased under agreements to resell	31,038	31,472
	$683,658	$502,025

In the normal course of business, the Company pledges qualified securities with clearing organizations to satisfy daily margin and clearing fund requirements.

Financial instruments owned and pledged, where the counterparty has the right to repledge, at June 30, 2015 and December 31, 2014 consisted of the following:

	June 30,	December 31,
(In thousands)	2015	2014
Equities	$376,583	$219,159
Exchange traded notes	22,723	17,216
	$399,306	$236,375

Virtu Financial, LLC and subsidiaries
Collateralized Transactions

6. Collateralized Transactions

The Company is permitted to sell or repledge securities received as collateral and use these securities to secure repurchase agreements, enter into securities lending transactions or deliver these securities to counterparties or clearing organizations to cover short positions. At December 31, 2014 and 2013, substantially all of the securities received as collateral have been repledged. Amounts relating to collateralized transactions at December 31, 2014 and 2013 are summarized as follows:

	December 31,
(in thousands)	2014	2013
Securities received as collateral:
Securities borrowed	$470,553	$690,450
Securities purchased under agreements to resell	31,472	162,956
	$502,025	$853,406

In the normal course of business, the Company pledges qualified securities with clearing organizations to satisfy daily margin and clearing fund requirements.

Financial instruments owned and pledged, where the counterparty has the right to repledge, at December 31, 2014 and 2013 consisted of the following:

	December 31,
(in thousands)	2014	2013
Equities	$219,159	$379,276
Exchange traded notes	17,216	33,938
U.S. government obligations	—	1,965
	$236,375	$415,179